DEBT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Debt Obligations Tables
Schedule of debt obligations from continuing operations

The following table presents certain information regarding Newcastle’s debt obligations and related hedges from continuing operations:

	December 31, 2013															December 31, 2012
										Collateral
					Unhedged										Aggregate
					Weighted		Weighted	Weighted	Face				Weighted	Floating	Notional
		Outstanding		Final	Average		Average	Average	Amount	Outstanding	Amortized		Average	Rate	Amount of	Outstanding
	Month	Face	Carrying	Stated	Funding		Funding	Maturity	of Floating	Face	Cost	Carrying	Maturity	Face	Current	Face	Carrying
Debt Obligation/Collateral	Issued	Amount	Value	Maturity	Cost (A)		Cost (B)	(Years)	Rate Debt	Amount (C)	Basis (C)	Value (C)	(Years)	Amount (C)	Hedges(D)	Amount	Value
CDO Bonds Payable
CDO VI (E)	Apr 2005	$92,018	$92,018	Apr 2040	0.85%		5.35%	5.5	$88,727	$166,452	$88,965	$123,478	2.3	$40,482	$88,727	$91,578	$91,578
CDO VIII	Nov 2006	264,733	264,277	Nov 2052	0.88%		2.45%	1.5	257,133	421,487	317,202	346,101	1.7	184,585	105,031	518,501	517,541
CDO IX	May 2007	186,765	188,230	May 2052	0.56%		0.50%	0.6	186,765	433,012	357,224	366,581	1.9	162,115	—	400,938	402,424
Repaid Debt																79,898	79,811
		543,516	544,525				2.26%	1.9	532,625	1,020,951	763,391	836,160	1.9	387,182	193,758	1,090,915	1,091,354
Other Bonds & Notes Payable
MH loans Portfolio I (F)	Apr 2010	53,753	50,424	Jul 2035	6.56%		6.56%	4.1	—	102,681	91,924	91,924	6.1	612	—	70,056	66,199
MH loans Portfolio II	May 2011	93,863	93,536	Dec 2033	4.70%		4.70%	3.8	—	128,975	128,117	128,117	4.9	21,321	—	117,907	117,191
NCT 2013-VI IMM-1 (I)	Nov 2013	96,129	86,319	Apr 2040	LIBOR+0.25%		0.42%	2.0	96,129	—	—	—	0.0	—	—	—	—
		243,745	230,279				3.50%	3.1	96,129	231,656	220,041	220,041	5.4	21,933	—	187,963	183,390
Repurchase Agreements (G)
FNMA/FHLMC securities (H)	Dec 2013	516,134	516,134	Jan 2014	0.40%		0.40%	0.1	516,134	514,994	547,639	551,270	3.6	514,994	—	772,855	772,855
CDO Securities (I)	Dec 2013	15,094	15,094	Jan 2014	LIBOR+1.65%		1.82%	0.1	15,094	—	—	—	0.0	—	—	5,658	5,658
Residential Mortgage Loans	Nov 2013	25,119	25,119	Nov 2014	LIBOR+2.00%		2.17%	0.9	25,119	36,029	27,173	27,173	5.5	36,029	—	—	—
Repaid Debt																150,922	150,922
		556,347	556,347				0.5%	0.1	556,347	551,023	574,812	578,443	3.7	551,023	—	929,435	929,435

Mortgage Notes Payable
				Aug 2018 to
Fixed Rate		878,579	878,244	Jan 2024	1.43% to 4.30%	(J)(K)	4.72%	7.4	—	N/A	1,193,583	1,193,583	N/A	N/A	—	88,400	88,400
				Aug 2016 to	LIBOR+3.50% to
Floating Rate		198,584	198,584	Dec 2018	LIBOR+3.75%		4.88%	4.1	198,584	N/A	270,175	270,175	N/A	N/A	—	32,125	32,125

		1,077,163	1,076,828				4.75%	6.8	198,584	N/A	1,463,758	1,463,758	N/A	N/A	—	120,525	120,525

	December 31, 2013															December 31, 2012
										Collateral
					Unhedged										Aggregate
					Weighted		Weighted	Weighted	Face				Weighted		Notional
		Outstanding		Final	Average		Average	Average	Amount	Outstanding	Amortized		Average	Floating	Amount of	Outstanding
	Month	Face	Carrying	Stated	Funding		Funding	Maturity	of Floating	Face	Cost	Carrying	Maturity	Rate Face	Current	Face	Carrying
	Issued	Amount	Value	Maturity	Cost (A)		Cost (B)	(Years)	Rate Debt	Amount (C)	Basis (C)	Value (C)	(Years)	Amount (C)	Hedges(D)	Amount	Value
Golf Credit Facilities (Q)
First Lien Loan	Dec 2013	46,922	46,922	Dec 2018	LIBOR+4.00%	(N)	4.50%	4.0	46,922	N/A	—	—	N/A	N/A	—	—	—
Second Lien Loan	Dec 2013	105,576	105,576	Dec 2018	5.50%		5.50%	4.0	—	N/A	—	—	N/A	N/A	—	—	—
		152,498	152,498				5.19%	4.0	46,922	N/A	—	—	N/A	N/A	—	—	—
Corporate

Junior subordinated notes payable	Mar 2006	51,004	51,237	Apr 2035	7.57%	(O)	7.39%	21.3	—	—	—	—	—	—	—	51,004	51,243
		51,004	51,237				7.39%	21.3	—	—	—	—	—	—	—	51,004	51,243

Subtotal debt obligation		2,624,273	2,611,714				3.28%	4.2	$1,430,607	$1,803,630	$3,022,002	$3,098,402	2.9	$960,138	$193,758	2,379,842	2,375,947

Financing on subprime mortgage loans subject to call option	(P)	406,217	406,217													406,217	405,814

Total debt obligation		$3,030,490	$3,017,931													$2,786,059	$2,781,761

(A)	Weighted average, including floating and fixed rate classes.
(B)	Including the effect of applicable hedges.
(C)	Excluding (i) restricted cash held in CDOs to be used for principal and interest payments of CDO debt, and (ii) operating cash from the senior housing business.
(D)	Including $88.7 million notional amount of interest rate swap in CDO VI, which was an economic hedge not designed as a hedge for accounting purposes.
(E)	This CDO was not in compliance with its applicable over collateralization tests as of December 31, 2013. Newcastle is not receiving cash flows from this CDO (other than senior management fees and cash flows on senior classes of bonds that were repurchased), since net interest is being used to repay debt, and expects thisCDO to remain out of compliance for the forseeable future.
(F)	Excluding $20.5 million of other bonds payable relating to MH loans Portfolio I sold to certain Newcastle CDOs, which were eliminated in consolidation.
(G)	These repurchase agreements had $0.1 million accrued interest payable at December 31, 2013. $556.3 million face amount of these repurchase agreements were renewed subsequent to December 31, 2013. The counterparties on these repurchase agreements are Bank of America ($299.1 million), Barclays ($138.0 million), Citi ($35.6 million), Goldman Sachs ($7.4 million), Nomura ($51.1 million) and Credit Suisse ($25.1 million).
(H)	Interest rates on these repurchase agreements are fixed, but will be reset on a short-term basis.
(I)	Represents refinancing of repurchased Newcastle CDO bonds where collateral is, therefore, eliminated in consolidation period.
(J)	For loans totaling $41.2 million issued in August 2013, Newcastle bought down the interest rate to 4% for the first two years. Thereafter, the interest rate will range from 5.99% to 6.76%.
(K)	For a loan with a total balance of $11.4 million, the interest rate for the first two years is based on the applicable US Treasury Security rates. The interest rate for years 3 through 5 is 4.5%, 4.75% and 5.0%, respectively.
(L)	This financing has a LIBOR floor of 0.75%.
(M)	This financing has a LIBOR floor of 1.0%
(N)	Interest rate on this is based on 3 month LIBOR with a LIBOR floor of 0.5%.
(O)	Issued in April 2006 and July 2007. Secured by the general credit of Newcastle. See Note 7 regarding the securitizations of Subprime Portfolio I and II.
(P)	LIBOR +2.25% after April 2016.
(Q)	These facilities are collateralized by all the assets of the respective businesses.

Schedule of debt obligations from discontinued operations

The following table presents certain information regarding Newcastle’s debt obligations from discontinued operations:

	December 31, 2013															December 31, 2012
										Collateral
					Unhedged										Aggregate
					Weighted		Weighted	Weighted	Face				Weighted		Notional
		Outstanding		Final	Average		Average	Average	Amount	Outstanding	Amortized		Average	Floating	Amount of	Outstanding
	Month	Face	Carrying	Stated	Funding		Funding	Maturity	of Floating	Face	Cost	Carrying	Maturity	Rate Face	Current	Face	Carrying
Media Credit Facilities	Issued	Amount	Value	Maturity	Cost (A)		Cost (B)	(Years)	Rate Debt	Amount (C)	Basis (C)	Value (C)	(Years)	Amount (C)	Hedges(D)	Amount	Value
GateHouse Credit Facilities: (Q)
Revolving Credit Facilities	Nov 2013	$25,000	$25,000	Nov 2018	LIBOR+3.25%		3.42%	4.9	$25,000	N/A	$ —	$ —	N/A	N/A	$ —	$—	$—
Term Loan A	Nov 2013	25,000	25,000	Nov 2018	LIBOR+4.25%	(L)	5.00%	4.0	25,000	N/A	—	—	N/A	N/A	—	—	—
Term Loan B	Nov 2013	50,000	50,000	Nov 2018	LIBOR+8.00%	(L)	8.75%	4.0	50,000	N/A	—	—	N/A	N/A	—	—	—
Second Lien Credit Facility	Nov 2013	50,000	49,016	Nov 2019	LIBOR+11.00%		11.17%	5.9	50,000	N/A	—	—	N/A	N/A	—	—	—
Local Media Group Credit Facility	Sep 2013	33,000	33,000	Sep 2018	LIBOR+6.50%	(M)	7.50%	4.3	33,000	N/A	—	—	N/A	N/A	—	—	—
Total debt obligation from discontinued operations		$183,000	$182,016				7.93%	4.7	$183,000	N/A	$ —	$ —	N/A	N/A	$ —	$—	$—

See notes on next page.

(A)	Weighted average, including floating and fixed rate classes.
(B)	Including the effect of applicable hedges.
(C)	Excluding (i) restricted cash held in CDOs to be used for principal and interest payments of CDO debt, and (ii) operating cash from the senior housing business.
(D)	Including $88.7 million notional amount of interest rate swap in CDO VI, which was an economic hedge not designed as a hedge for accounting purposes.
(E)	This CDO was not in compliance with its applicable over collateralization tests as of December 31, 2013. Newcastle is not receiving cash flows from this CDO (other than senior management fees and cash flows on senior classes of bonds that were repurchased), since net interest is being used to repay debt, and expects thisCDO to remain out of compliance for the forseeable future.
(F)	Excluding $20.5 million of other bonds payable relating to MH loans Portfolio I sold to certain Newcastle CDOs, which were eliminated in consolidation.
(G)	These repurchase agreements had $0.1 million accrued interest payable at December 31, 2013. $556.3 million face amount of these repurchase agreements were renewed subsequent to December 31, 2013. The counterparties on these repurchase agreements are Bank of America ($299.1 million), Barclays ($138.0 million), Citi ($35.6 million), Goldman Sachs ($7.4 million), Nomura ($51.1 million) and Credit Suisse ($25.1 million).
(H)	Interest rates on these repurchase agreements are fixed, but will be reset on a short-term basis.
(I)	Represents refinancing of repurchased Newcastle CDO bonds where collateral is, therefore, eliminated in consolidation period.
(J)	For loans totaling $41.2 million issued in August 2013, Newcastle bought down the interest rate to 4% for the first two years. Thereafter, the interest rate will range from 5.99% to 6.76%.
(K)	For a loan with a total balance of $11.4 million, the interest rate for the first two years is based on the applicable US Treasury Security rates. The interest rate for years 3 through 5 is 4.5%, 4.75% and 5.0%, respectively.
(L)	This financing has a LIBOR floor of 0.75%.
(M)	This financing has a LIBOR floor of 1.0%
(N)	Interest rate on this is based on 3 month LIBOR with a LIBOR floor of 0.5%.
(O)	Issued in April 2006 and July 2007. Secured by the general credit of Newcastle. See Note 7 regarding the securitizations of Subprime Portfolio I and II.
(P)	LIBOR +2.25% after April 2016.
(Q)	These facilities are collateralized by all the assets of the respective businesses.

Schedule of contractual maturities of debt obligations

Newcastle’s debt obligations from continuing operations (gross of $12.5 million of discounts at December 31, 2013) have contractual maturities as follows:

	Nonrecourse	Recourse	Total
2014	$13,593	$556,347	$569,940
2015	16,537	—	16,537
2016	41,083	—	41,083
2017	73,297	152,498	225,795
2018	142,789	—	142,789
Thereafter	2,034,346	—	2,034,346
Total	$2,321,645	$708,845	$3,030,490